Locations and Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives in fair value hedging relationships
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	¥ 7
Derivatives in fair value hedging relationships | Foreign exchange risk management | Foreign exchange forward contracts | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	7
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	369	1,097
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments		1
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	20	742
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 349	¥ 354